UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04015

Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Bond Fund	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.2%

Principal Amount
(000’s omitted)	Security	Value
Education — 8.0%
$14,250	Houston, TX, Higher Educational Finance Corp., (Rice University), 4.50%, 11/15/37	$11,981,685
1,375	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	1,263,666
9,750	Massachusetts Health and Educational Facilities Authority, (Berklee College), 5.00%, 10/1/37	8,787,187
2,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.125%, 7/15/37	2,464,625
5,090	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	4,921,368
4,820	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/35	4,399,985
15,435	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/37(1)	14,023,408
985	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38	893,553
4,585	New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	3,673,640
10,000	Private Colleges and Universities Authority, GA, (Emory University), 5.00%, 9/1/38(1)	9,367,200
		$61,776,317
Electric Utilities — 1.5%
$435	Nebraska Public Power District, 5.00%, 1/1/33	$394,149
560	Nebraska Public Power District, 5.00%, 1/1/38	503,731
5,000	North Carolina Municipal Power Agency No. 1, (Catawba Electric), 5.50%, 1/1/14	5,242,450
2,100	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	1,478,127
2,000	Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	1,961,160
2,435	San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21	2,307,431
		$11,887,048
Escrowed/Prerefunded — 3.3%
$3,000	Allegheny County, PA, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$3,283,470
10,000	Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	6,491,400
5,500	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	5,708,835
2,500	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/14	2,039,350
6,000	Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	3,018,600
625	Sullivan County, TN, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	694,206
375	Sullivan County, TN, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	416,524
3,000	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	3,393,705
135	Willacy County, TX, Local Government Corp., Escrowed to Maturity, 6.00%, 3/1/09	136,786
		$25,182,876
General Obligations — 7.9%
$10,000	Clark County, NV, 5.00%, 6/1/38(1)	$9,285,850
10,000	Florida Board of Education, 5.00%, 6/1/37(1)	9,295,760
12,270	Georgia, 2.00%, 8/1/27(2)	7,148,625
4,470	Harlandale, TX, Independent School District, 4.75%, 8/15/40	3,879,424
9,700	Irving, TX, Independent School District, (PSF), 4.75%, 2/15/38	8,422,607
12,690	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	11,320,833
5	San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37	4,460

$4,000	South Carolina, 3.25%, 8/1/30	$2,875,240
10,000	Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	8,626,800
		$60,859,599
Health Care-Miscellaneous — 0.4%
$200	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$201,856
105	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	105,974
100	Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	100,928
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	340,649
1,108	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	1,133,631
1,319	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	1,349,698
		$3,232,736
Hospital — 12.4%
$1,410	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/30	$1,295,987
1,875	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.50%, 7/1/31	1,711,631
1,085	California Statewide Communities Development Authority, (Catholic Healthcare West), 5.625%, 7/1/35	997,300
2,000	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	1,737,960
3,300	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,847,471
500	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	430,030
1,080	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	864,194
1,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	874,750
980	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	875,228
1,590	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,374,905
3,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	391,920
10,410	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,015,183
800	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), Prerefunded to 5/15/26, 5.50%, 5/15/32	830,712
4,150	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	3,890,376
6,510	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	5,654,391
5,840	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/27	5,587,946
10,455	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/47	9,225,910
6,055	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,894,438
7,790	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	6,468,660
7,710	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.75%, 7/1/28(1)	6,983,615
1,865	New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,647,056
2,870	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,609,490
5,745	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	5,191,814
1,410	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.25%, 1/1/33(4)	1,287,372
2,175	Ohio Higher Educational Facility Commission, (Cleveland Clinic Health), 5.50%, 1/1/43(4)	2,023,403

$1,575	Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	$1,418,918
1,100	San Benito, CA, Health Care District, 5.40%, 10/1/20	967,208
9,245	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/42	7,757,202
17,620	Tarrant County, TX, Cultural Education Facilities Finance Corp., (Texas Health Resources), 5.00%, 11/15/47	14,600,813
		$95,455,883
Housing — 0.6%
$2,500	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$2,378,075
1,230	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,175,400
995	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	938,743
285	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	273,663
		$4,765,881
Industrial Development Revenue — 5.0%
$3,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co. Project), 4.95%, 5/15/33	$2,757,860
5,000	Chicago, IL, O’Hare International Airport, (American Airlines, Inc.), 5.50%, 12/1/30	2,560,500
830	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	819,982
3,925	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	3,300,124
11,505	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	9,673,059
2,175	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,890,184
2,500	Nez Perce County, ID, PCR, (Potlach Corp.), 7.00%, 12/1/14	2,527,025
2,450	Port Camas-Washougan, WA, (James River), 6.70%, 4/1/23	2,160,410
17,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	13,299,461
		$38,988,605
Insured-Education — 4.0%
$23,000	Alabama Public School and College Authority, (FSA), 2.50%, 12/1/27	$13,904,190
6,265	Alabama State University, (XLCA), 4.625%, 8/1/36	5,261,347
6,385	College of Charleston, SC, Higher Education Facility, (XLCA), 4.50%, 4/1/37	5,296,038
6,500	University of Hawaii, (MBIA), 3.50%, 7/15/27	4,782,895
1,750	Virginia College Building Authority, (Washington and Lee University), (MBIA), 5.25%, 1/1/31	1,717,870
		$30,962,340
Insured-Electric Utilities — 4.7%
$23,475	Illinois Municipal Electric Agency Power Supply, (FGIC), 5.00%, 2/1/35	$21,040,877
10,720	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/37	8,730,475
6,760	New York Power Authority, (MBIA), 4.50%, 11/15/47	5,608,637
2,865	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/29	806,383
		$36,186,372
Insured-General Obligations — 9.8%
$10,000	California, (AGC), 5.00%, 11/1/37(1)	$9,169,900
29,940	District of Columbia, (FGIC), 4.75%, 6/1/33	25,981,333
5,000	Frisco, TX, Independent School District, (FSA), 4.00%, 8/15/40	3,740,650
6,875	Los Angeles, CA, Unified School District, (Election of 2005), (FSA), 4.75%, 7/1/32(1)	6,128,581
3,385	McKay Landing, CO, Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	2,664,808
2,340	Merced, CA, Union High School District, (FGIC), 0.00%, 8/1/20	1,200,911
1,865	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	1,445,897
1,935	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.25%, 10/1/33	1,530,953
5,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/15	3,770,650
21,535	Texas, (Transportation Commission-Mobility Fund), (FGIC), 4.50%, 4/1/35(6)	18,373,231
1,865	Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (MBIA), 3.75%, 7/1/31	1,377,564
		$75,384,478

Insured-Hospital — 3.2%
$3,280	California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,988,375
8,470	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	6,866,968
8,500	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	7,434,738
3,780	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,436,587
2,400	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (FSA), 5.25%, 8/15/38	2,262,096
1,880	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), (AGC), 5.00%, 7/1/38	1,742,948
		$24,731,712
Insured-Lease Revenue/Certificates of Participation — 2.3%
$10,000	Anaheim, CA, Public Financing Authority, Lease Revenue, (FSA), 0.00%, 9/1/31	$2,467,400
6,680	Hudson Yards, NY, Infrastructure Corp., (MBIA), 4.50%, 2/15/47	5,258,897
2,400	Saint Louis, MO, Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,323,096
9,000	San Diego County, CA, Water Authority, (FSA), 5.00%, 5/1/38	8,345,700
		$17,395,093
Insured-Other Revenue — 2.8%
$6,850	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (AGC), 5.00%, 6/1/45	$6,096,226
10,000	Golden State Tobacco Securitization Corp., CA, (Tobacco Settlement Revenue), (FGIC), 5.00%, 6/1/38	8,194,400
10,600	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	1,734,584
5,200	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	5,360,524
		$21,385,734
Insured-Special Tax Revenue — 6.7%
$6,000	Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$4,491,120
4,000	Hamilton County, OH, Sales Tax, (AMBAC), 0.00%, 12/1/22	1,793,960
28,240	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	24,706,611
1,520	Massachusetts Bay Transportation Authority, (MBIA), 4.00%, 7/1/33	1,180,006
8,440	Metropolitan Atlanta Rapid Transit Authority, GA, (FSA), 5.00%, 7/1/34(1)	7,950,353
3,400	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,018,486
7,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,359,470
29,325	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,637,508
5,420	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	582,921
10,755	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,084,212
8,590	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	810,123
4,600	San Jose, CA, Redevelopment Agency, (Merged Area), (XLCA), 4.25%, 8/1/36	3,511,732
		$52,126,502
Insured-Transportation — 11.1%
$4,175	Alabama State Dock Authority, (MBIA), 4.50%, 10/1/36	$3,416,027
30,000	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	7,380,900
10,000	Chicago, IL, (O’Hare International Airport), (FSA), 4.75%, 1/1/34	8,772,000
8,225	Chicago, IL, (O’Hare International Airport), (FSA), 5.00%, 1/1/38	7,474,386
7,120	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/39	892,563
14,735	Fairfax County, VA, Economic Development Authority, (Route 28 Project), (MBIA), 4.25%, 4/1/37	11,932,992
3,715	Maryland Transportation Authority, (FSA), 4.50%, 7/1/41	3,143,113
4,795	Maryland Transportation Authority, (FSA), 5.00%, 7/1/37	4,556,401
5,215	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), 4.50%, 1/1/32	4,276,144
1,930	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,923,457
1,585	Pima County, AZ, Street and Highway Revenue, (AMBAC), 3.25%, 7/1/21	1,272,692
10,980	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	10,468,661

$7,425	Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	$6,941,781
9,500	Puerto Rico Highway and Transportation Authority, (FSA), 5.25%, 7/1/32(1)	8,970,375
10,000	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	4,522,100
		$85,943,592
Insured-Water and Sewer — 4.9%
$11,635	El Paso, TX, Water and Sewer Revenue, (MBIA), 4.75%, 3/1/27	$10,556,785
1,910	Limestone County, AL, Water and Sewer, (XLCA), 4.25%, 12/1/32	1,425,223
8,000	Louisville and Jefferson County, KY, Metropolitan Sewer District and Drainage System, (AGC), 4.25%, 5/15/38	6,326,480
1,835	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	1,457,173
13,990	Massachusetts Water Resource Authority, (FSA), 4.50%, 8/1/46	11,385,761
4,795	New York, NY, Municipal Water Finance Authority, (FSA), 4.50%, 6/15/39	4,048,946
3,490	San Francisco, CA, City and County Public Utilities Commission, Water Revenue, (FSA), 4.25%, 11/1/33	2,814,825
		$38,015,193
Insured-Water Revenue — 0.2%
$2,000	Seattle, WA, Water System, (FSA), 4.50%, 2/1/37	$1,683,920
		$1,683,920
Nursing Home — 0.5%
$1,050	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$1,052,845
1,030	Montgomery, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	1,030,340
2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	1,900,420
		$3,983,605
Other Revenue — 4.1%
$1,000	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(3)	$981,550
48,810	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	2,122,259
5,265	Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	3,904,208
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,167,211
1,585	Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	1,188,338
5,000	Golden State Tobacco Securitization Corp., CA, Prerefunded to 6/1/13, 5.50%, 6/1/33(1)	5,334,925
7,805	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,895,975
1,000	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	927,980
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	93,357
400	Otero County, NM, (Jail Project), 5.50%, 4/1/13	380,488
740	Otero County, NM, (Jail Project), 5.75%, 4/1/18	680,674
150	Otero County, NM, (Jail Project), 6.00%, 4/1/23	134,397
285	Otero County, NM, (Jail Project), 6.00%, 4/1/28	242,720
2,735	Salt Verde, AZ, Financial Corporation, Senior Gas Revenue, 5.00%, 12/1/37	1,922,185
846	Santa Fe, NM, (Crow Hobbs), 8.50%, 9/1/16	848,257
2,345	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	1,484,995
12,555	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	513,499
1,530	Tobacco Settlement Financing Corp., VA, Prerefunded to 6/1/15, 5.625%, 6/1/37(1)	1,665,140
2,390	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,976,363
295	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	290,014
		$31,754,535
Senior Living/Life Care — 1.9%
$1,375	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$1,252,900
3,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	2,486,154
1,885	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,503,382
3,125	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,492,844
1,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,248,975
2,725	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,453,890

$1,500	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	$1,332,735
1,490	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42	1,208,226
980	St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	888,105
		$14,867,211
Special Tax Revenue — 5.8%
$2,500	Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,221,300
750	Baltimore, MD,(Strathdale Manor), 7.00%, 7/1/33	734,363
1,465	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,382,682
1,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	958,175
1,000	Capistrano, CA, Unified School District, 6.00%, 9/1/33	942,150
2,000	Cleveland-Cuyahoga County, OH, Port Authority, 7.00%, 12/1/18	2,058,940
1,500	Frederick County, MD, Urbana Community Development Authority, 6.625%, 7/1/25	1,462,380
110	Heritage Harbor, FL, South Community Development District, (Capital Improvements), 5.25%, 11/1/08	109,869
1,410	Lincoln, CA, Public Financing Authority, Improvement Bond Act of 1915, (Twelve Bridges), 6.20%, 9/2/25	1,386,735
4,265	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34	3,634,121
7,350	New York, NY, Transitional Finance Authority, 4.50%, 1/15/38	6,100,353
1,200	New York, NY, Transitional Finance Authority, 4.75%, 11/1/23	1,161,024
19,420	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	17,358,955
2,455	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,804,769
2,900	Scottsdale, AZ, (Municipal Property Corp.), 4.50%, 7/1/32	2,574,069
1,000	Tiverton, RI, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	1,005,060
		$44,894,945
Transportation — 4.0%
$1,400	Branson, MO, Regional Airport Transportation Development District, 6.00%, 7/1/37	$1,055,320
13,475	Metropolitan Transportation Authority, NY, 4.50%, 11/15/38	11,226,562
5,000	Port Authority of New York and New Jersey, 4.75%, 7/15/33	4,539,350
15,000	Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	14,060,925
		$30,882,157
Water and Sewer — 4.1%
$3,075	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$2,221,841
16,200	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 4.75%, 7/1/36(1)	14,416,704
2,095	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/32	1,801,805
1,200	New York, NY, Municipal Water Finance Authority, 4.50%, 6/15/38	1,008,360
10,000	Portland, OR, Sewer System Revenue, 4.75%, 6/15/30	9,083,800
3,580	Upper Occoquan, VA, Sewer Authority, 4.50%, 7/1/38	3,040,816
		$31,573,326
Total Tax-Exempt Investments — 109.2% (identified cost $958,948,553)		$843,919,660
Other Assets, Less Liabilities — (9.2)%		$(71,053,436)
Net Assets — 100.0%		$772,866,224

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
BHAC	—	Berkshire Hathaway Assurance Corp.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
XLCA	—	XL Capital Assurance, Inc.

At September 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.1%
Texas	13.6%
New York	12.4%
Others, representing less than 10% individually	68.1%

The Fund invests primarily in debt securities issued by municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2008, 45.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 16.2% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of these securities is $6,709,871 or 0.9% of the Fund’s net assets.

(4)	When-issued security.
(5)	Security is in default and making only partial interest payments.
(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(7)	Security is in default with respect to scheduled principal payments.

A summary of financial instruments at September 30, 2008 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/08	1,802 U.S. Treasury Bond	Short	$(212,010,256)	$(211,143,719)	$866,537

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation
JP Morgan Chase Co.	$15,737,500	4.743%	3-month USD-LIBOR-BMA	September 14, 2009 / September 14, 2039	$98,098
Merrill Lynch Capital Services, Inc.	26,550,000	4.682	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	147,676
Morgan Stanley Capital Services, Inc.	7,400,000	4.691	3-month-USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	50,629
					$296,403

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$842,929,065
Gross unrealized appreciation	$5,126,104
Gross unrealized depreciation	(117,188,509)
Net unrealized depreciation	$(112,062,405)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 Quoted Prices	$—	$866,537
Level 2 Other Significant Observable Inputs	843,919,660	296,403
Level 3 Significant Unobservable Inputs	—	—
Total	$843,919,660	$1,162,940

* Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Tax Free Reserves	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.4%

Principal Amount (000’s omitted)	Security	Value
General Obligation Notes/Bonds — 2.5%
$1,500	Allegheny County, PA, Tax and Revenue Anticipation, 4.00%, 12/31/08	$1,504,569
620	Dallas County, TX, 5.25%, 8/15/09	635,958
		$2,140,527
Revenue Notes/Bonds — 5.7%
$2,000	California Communities Note Program, Tax and Revenue Anticipation, 3.00%, 6/30/09	$2,017,262
1,000	Metropolitan School District of Warren Township Vision, IN, (FSA), 3.25%, 1/10/09	1,002,850
740	South Bend, IN, Community School Corporation, (FSA), 3.00%, 7/5/09	743,583
1,000	Virginia Public Building Authority, 6.00%, 8/1/09	1,035,517
		$4,799,212
Variable Rate Demand Obligations — 92.2%
$2,000	Appleton, WI, Redevelopment Authority, (Fox Cities Performing Arts Center), (LOC: Bank One Wisconsin), 8.95%, 6/1/36	$2,000,000
200	Athens-Clarke County, GA, Unified Government Development Authority, (University of Georgia Athletic Association), (LOC: SunTrust Bank), 5.50%, 9/1/31	200,000
2,500	Bloomington-Normal, IL, Airport Authority, (SPA: Bank One N.A.), 8.10%, 1/1/23	2,500,000
500	Brazos River, TX, Harbor Naval District, (BASF Corp.), (AMT), 5.75%, 4/1/32	500,000
2,590	California Department of Water Resources, (LOC: Bayerische Landesbank), 5.05%, 5/1/22	2,590,000
1,000	California Pollution Control Financing Authority, (AMT), (LOC: Bank Tokyo-Mitsubishi), 7.25%, 4/1/18	1,000,000
2,500	California Statewide Communities Development Authority, (Ramon Valley Associates LP), (AMT), (LOC: East West Bank), 8.25%, 6/1/28	2,500,000
1,200	Christian County, KY, Association of County Leasing Trust, (LOC: U.S. Bank N.A.), 4.25%, 4/1/37	1,200,000
1,000	Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility, (Playhouse Square Foundation), (LOC: Fifth Third Bank), 8.00%, 11/15/34	1,000,000
1,000	Colorado Educational and Cultural Facilities Authority, (Jewish Day School of Seattle), (LOC: U.S. Bank N.A.), 4.25%, 6/30/36	1,000,000
990	Colorado Educational and Cultural Facilities Authority, (YMCA of Metropolitan Denver), (LOC: Wells Fargo Bank N.A.), 8.05%, 7/1/18	990,000
800	Colorado Educational and Cultural Facilities Authority, (YMCA of Rockies), (LOC: Bank of America N.A.), 4.50%, 10/1/38	800,000
900	Colorado Housing and Finance Authority, (SPA: Calyon Bank), 7.75%, 4/1/38	900,000
550	Colorado School of Mines, (LOC: Dexia Credit Local), 9.00%, 12/1/37	550,000
1,400	Connecticut Health and Educational Facility Authority, (Bradley Health Care), (LOC: Bank of America N.A.), 7.89%, 7/1/29	1,400,000
2,000	Corona-Norco, CA, Unified School District, (FSA), (SPA: Dexia Credit Local), 8.45%, 11/1/21	2,000,000
2,000	De Kalb, GA, Private Hospital Authority, (ESR Children’s Health Care System), (LOC: SunTrust Bank Atlanta), 7.92%, 12/1/28	2,000,000
200	Delaware Valley, PA, Regional Finance Authority, (LOC: Bayerische Landesbank), 7.85%, 12/1/17	200,000
700	Delaware Valley, PA, Regional Finance Authority, (LOC: Bayerische Landesbank), 7.85%, 12/1/20	700,000
2,000	East Baton Rouge Parish, LA, Pollution Control Revenue, (Exxon Mobil Corporation), 5.10%, 11/1/19	2,000,000
2,005	Forsyth County, NC, (SPA: Wachovia Bank N.A.), 7.94%, 3/1/25	2,005,000
800	Fulco, GA, Hospital Authority, (Piedmont Medical Center), (LOC: SunTrust Bank), 7.85%, 3/1/24	800,000
2,050	Fulton County, GA, Development Authority, (United Way of Metropolitan Atlanta), (LOC: Wachovia Bank N.A.), 7.55%, 6/1/24	2,050,000
300	Galveston, TX, Industrial Development Corp., (Mitchell Interests), (AMT), (LOC: JP Morgan Chase Bank), 7.81%, 9/1/13	300,000
800	Harris County, TX, Health Facilities Development Corp., (St. Luke’s Episcopal Hospital), (SPA: JP Morgan Chase Bank), 4.25%, 2/15/31	800,000

1

$2,000	Illinois Development Finance Authority, (British Home for Retired Men and Women), (LOC: LaSalle Bank N.A), 7.25%, 11/1/27	$2,000,000
1,400	Illinois Finance Authority, (Northwestern Memorial Hospital), (SPA: Bank of Nova Scotia), 4.25%, 8/15/42	1,400,000
1,000	Illinois Health Facility Authority, (Rehabilitation Institute of Chicago), (LOC: Bank of America N.A.), 7.98%, 4/1/32	1,000,000
2,000	Illinois Housing Development Authority, (AMT), 1.98%, 2/1/39	2,000,000
1,250	Indiana Municipal Power Agency, Power Supply Systems Revenue, (LOC: Dexia Credit Local), 7.92%, 1/1/18	1,250,000
2,000	Iowa Higher Education Loan Authority, (Private College-Graceland), (LOC: Bank of America N.A.), 7.25%, 2/1/33	2,000,000
700	Las Vegas Valley, NV, Water District, (SPA: Dexia Credit Local), 6.25%, 6/1/36	700,000
1,000	Long Island, NY, Power Authority, Electric System Revenue, (LOC: State Street Bank and Trust Co.), 4.15%, 5/1/33	1,000,000
2,000	Massachusetts, (SPA: State Street Bank and Trust Co.), 6.40%, 1/1/21	2,000,000
1,300	Medford, OR, Hospital Facilities Authority, (Cascade Manor, Inc.), (LOC: KBC Bank N.V.), 4.25%, 7/1/36	1,300,000
160	Metropolitan Government of Nashville and Davidson County, TN, Industrial Development Board Revenue, (Dixie Graphics, Inc.), (LOC: SunTrust Bank Nashville), 7.90%, 5/1/09	160,000
1,800	Miami, FL, Health Facilities Authority, (Mercy Hospital), (LOC: NationsBank N.A.), 7.92%, 8/1/20	1,800,000
2,500	Nebraska Investment Finance Authority, (AMT), (SPA: Federal Home Loan Bank), 8.25%, 9/1/37	2,500,000
1,200	New Hampshire Business Finance Authority, (Alice Peck Day Health Systems), (LOC: TD Banknorth N.A.), 7.53%, 10/1/36	1,200,000
2,025	New Hampshire Health and Education Facilities Authority, (Dartmouth College), (SPA: JP Morgan Chase Bank), 7.70%, 6/1/23	2,025,000
1,000	New Jersey Health Care Facilities Financing Authority, (Somerset Medical Center), (LOC: TD Bank N.A.), 8.01%, 7/1/24	1,000,000
600	New York, NY, (LOC: Bank of New York), 5.20%, 3/1/34	600,000
800	New York, NY, (LOC: Landesbank Baden-Wurttemberg), 4.25%, 8/1/21	800,000
500	New York, NY, (LOC: Westdeutsche Landesbank), 4.25%, 8/1/23	500,000
1,075	New York, NY, Municipal Water Finance Authority, (SPA: Bank of Nova Scotia), 4.50%, 6/15/38	1,075,000
2,500	New York, NY, Municipal Water Finance Authority, (SPA: Landesbank Hessen-Thueringen), 5.20%, 6/15/39	2,500,000
2,400	New York State Dormitory Authority, (Mental Health Services), (SPA: HSBC Bank USA N.A.), 7.85%, 2/15/31	2,400,000
1,000	North Carolina Capital Facility Finance Agency, (Wake Forest University), 7.48%, 1/1/18	1,000,000
600	Oregon Health and Science University, (Oshu Medical Group), (LOC: Bank of New York), 8.25%, 7/1/33	600,000
900	Pasadena, TX, Independent School District, (PSF Guaranteed), (SPA: Bank of America N.A.), 8.00%, 8/15/26	900,000
2,200	Pennsylvania Turnpike Commission, (SPA: Landesbank Baden-Wurttemberg), 7.92%, 12/1/30	2,200,000
2,000	Pitkin County, CO, Industrial Development Revenue, (Aspen Skiing Co.), (LOC: JP Morgan Chase Bank), 4.25%, 4/1/16	2,000,000
800	Port Bellingham, WA, Industrial Development Corp., (BP West Coast Products LLC), (AMT), 4.55%, 7/1/40	800,000
2,000	Private Colleges and Universities Authority, GA, (Emory University), 7.84%, 9/1/35	2,000,000
1,000	Travis County, TX, Housing Finance Corp., (Mid-America Apartments, LP), (Travis Apartments), (Liq: FNMA), 8.15%, 2/15/34	1,000,000
1,000	University of Michigan, 6.25%, 12/1/37	1,000,000
1,300	University of Pittsburgh of the Commonwealth System of Higher Education, PA, (SPA: DEPFA Bank PLC), 9.00%, 9/15/24	1,300,000
415	Vermont Educational and Health Buildings Financing Agency, (Brattleboro Memorial Hospital), (LOC: TD Banknorth N.A.), 7.05%, 10/1/28	415,000
575	Vermont Educational and Health Buildings Financing Agency, (North Country Hospital and Health Center), (LOC: TD Banknorth N.A.), 7.00%, 10/1/34	575,000
865	Vermont Educational and Health Buildings Financing Agency, (Southwestern Vermont Medical Center), (LOC: TD Banknorth N.A.), 7.00%, 10/1/38	865,000
		$77,850,000
Total Tax-Exempt Investments — 100.4% (amortized cost $84,789,739) (1)		$84,789,739
Other Assets, Less Liabilities — (0.4)%		$(325,640)
Net Assets — 100.0%		$84,464,099

2

AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance, Inc.
Liq	—	Liquidity Provider
LOC	—	Letter of Credit
PSF	—	Permanent School Fund
SPA	—	Standby Bond Purchase Agreement

(1)		Cost for federal income taxes is the same.

The stated interest rate on variable rate demand obligations represents the rate in effect at September 30, 2008.

At September 30, 2008, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	12.0%
Illinois	10.5%
New York	10.5%
Others, representing less than 10% individually	67.4%

At September 30, 2008, the concentration of the Fund’s investments in the various industries, determined as a percentage of net assets, is as follows:

Healthcare	13.8%
General Obligations	13.0%
Housing	12.9%
Education	12.9%
Others, representing less than 10% individually	47.8%

The Fund did not have any open financial instruments at September 30, 2008.

Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At September 30, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	84,789,739
Level 3	Significant Unobservable Inputs	—
Total		$84,789,739

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Temporary Guarantee Program

The Fund participates in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Guarantee Program).  Under the Guarantee Program, amounts of Fund shares owned by shareholders as of the close of business on September 19, 2008 are guaranteed by the U.S. Treasury against loss in the event (i) the Fund’s market-based net asset value falls below $0.995 per share (i.e., rounds to less than $1.00 per share) and (ii) the Fund subsequently liquidates (the “guarantee event”). Upon such event, Fund shareholders who have continuously maintained a Fund account from September 19, 2008 until the guarantee event would be eligible to receive from the U.S. Treasury the difference between $1.00 per share and the Fund’s net proceeds per share upon liquidation applied to the lesser of shares held by such shareholders on September 19, 2008 or on the date of the guarantee event. Investors who became Fund shareholders after September 19, 2008, or who owned an account in a Fund on September 19, 2008 but subsequently closed their account, would not receive a payment under the Guarantee Program. To participate in the Guarantee Program, the Fund paid a fee equal to .015% of the value of its shares outstanding as of September 19, 2008 at $1 per share.  Such fee is being amortized to expense over the Guarantee Program’s initial three-month period. Guarantee payments under the Guarantee Program are subject to an overall limit of approximately $50 billion for all eligible money market funds participating in the Guarantee Program. The Guarantee Program expires on December 18, 2008 unless extended by the U.S. Treasury; however, the Guarantee Program may not be extended beyond September 18, 2009.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Tax-Managed Growth Fund 1.1 as of September 30, 2008 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the value of the Fund’s investment in the Portfolio was $1,918,539,622 and the Fund owned 12.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance Tax-Managed Growth Fund 1.2 as of September 30, 2008 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2008, the value of the Fund’s investment in the Portfolio was $900,903,007 and the Fund owned 6.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008